Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit plans
	December 31,
	2018	2017
Defined benefit obligation	81,556	87,316
Fair value of plan assets	(72,672)	(78,284)
Net defined benefit liability	8,884	9,032